Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment as of December 31, 2015 and 2014 consists of the following (in millions):

	2015	2014
Land	$30.4	$28.1
Buildings	202.9	186.9
Leasehold improvements	138.6	111.7
Computer equipment	846.0	718.6
Furniture, fixtures, and other equipment	177.9	159.1
	1,395.8	1,204.4
Accumulated depreciation and amortization	(785.1)	(721.1)
	$610.7	$483.3